SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2016
Customer relationships | Minimum
Intangible assets
Weighted-average amortization period (in years)	5 years
Customer relationships | Maximum
Intangible assets
Weighted-average amortization period (in years)	8 years
Favorable lease
Intangible assets
Weighted-average amortization period (in years)	20 years